Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current	€ 36.0	€ 27.9
Non-current	174.1	153.7
Lease liabilities	€ 210.1	€ 181.6